STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue:
Service revenue, related party	$ 0	$ 1,493,829	$ 0	$ 2,370,192	$ 0	$ 2,831,252
Service revenue	4,598,675	518,269	11,262,491	518,269	0	3,440,312
Total service revenue	4,598,675	2,012,098	11,262,491	2,888,461	0	6,271,564
Cost of revenue	(2,105,116)	(427,647)	(2,441,883)	(515,195)	0	(615,595)
Gross Profit	2,493,559	1,584,451	8,820,608	2,373,266		5,655,969
Operating Expenses:
General and administrative expense	1,039,081	407,067	4,695,727	617,216	(417,407)	(1,901,336)
Total operating expenses	(1,039,081)	(407,067)	(4,695,727)	(617,216)
Profit from operations	1,454,478	1,177,384	4,124,881	1,756,050	(417,407)	3,754,633
Other revenue	59,902	38,939	258,501	39,060
Other income					0	82,960
Profit before provision income taxes	1,541,380	1,216,323	4,383,382	1,795,110	(417,407)	3,837,593
Income tax provision	(104,109)	(475,431)	(478,997)	(487,984)	0	(1,162,556)
Net Income	1,410,271	740,892	3,904,385	1,307,126	(417,407)	2,675,037
Comprehensive income
Net income (loss)	1,410,271	740,892	3,904,385	1,307,126
Other Comprehensive Income
Foreign currency translation adjustment	9,828	244,292	129,993	183,673	0	578,735
Total comprehensive Income	$ 1,420,099	$ 985,184	$ 4,034,378	$ 1,490,799	$ (417,407)	$ 3,253,772
Earning per share, basic and diluted	$ 0.01	$ 0.00	$ 0.01	$ 0.00	$ (0.00)	$ 0.01
Weighted average shares outstanding, basic and diluted*	305,451,498	308,704,888	305,451,498	304,166,073	300,222,000	304,166,073